Label	Element	Value
Schwab International Dividend Equity ETF
Prospectus [Line Items]	oef_ProspectusLineItems
Risk/Return [Heading]	oef_RiskReturnHeading	Schwab® International Dividend Equity ETF
Operating Expenses Caption [Optional Text]	oef_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Expenses Restated to Reflect Current [Text]	oef_ExpensesRestatedToReflectCurrent	The information in the table has been restated to reflect current fees and expenses.
Expense Example by, Year, Caption [Text]	oef_ExpenseExampleByYearCaption	Expenses on a $10,000 Investment
Schwab International Dividend Equity ETF | Schwab International Dividend Equity ETF
Prospectus [Line Items]	oef_ProspectusLineItems
Management Fees (as a percentage of Assets)	oef_ManagementFeesOverAssets	0.08%	[1]
Other Expenses (as a percentage of Assets):	oef_OtherExpensesOverAssets	0.00%	[1]
Expenses (as a percentage of Assets)	oef_ExpensesOverAssets	0.08%	[1]
Expense Example, with Redemption, 1 Year	oef_ExpenseExampleYear01	$ 8
Expense Example, with Redemption, 3 Years	oef_ExpenseExampleYear03	26
Expense Example, with Redemption, 5 Years	oef_ExpenseExampleYear05	45
Expense Example, with Redemption, 10 Years	oef_ExpenseExampleYear10	$ 103

[1]	The information in the table has been restated to reflect current fees and expenses.